U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


 1.      Name and address of issuer:

         MainStay Institutional Funds Inc.
         51 Madison Avenue
         New York, NY  10010

 2.      Name of each series or class of funds for which this notice is filed:

         Money Market Fund
         Short-Term Bond Fund
         Bond Fund
         Indexed Bond Fund
         Multi-Asset Fund
         Value Equity Fund
         Growth Equity Fund
         Indexed Equity Fund
         EAFE Index Fund
         International Bond Fund
         International Equity Fund

 3.      Investment Company Act File Number:  811-6175

         Securities Act File Number:  33-36962

 4.      Last day of fiscal year for which this notice is filed:

         12/31/96

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                             [ ]

 6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6): Not Applicable

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0

 8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: 0

 9. Number and aggregate sale price of securities sold during the fiscal year:

         474,847,005 shares
         $1,427,401,391

 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

         474,847,005 shares
         $1,427,403,391

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): Included in Item 9

 12.     Calculation of registration fee:

          (i) Aggregate sale price of securities sold during the fiscal year in reliance on Rule 24f-2 (from Item 10): $1,427,401,391

          (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): +0

          (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): -918,967,961

          (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2 (if applicable): +0

          (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 (line (i), plus line
                  (ii), less line (iii), plus line (iv)) (if applicable):
                  508,433,430

          (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): x 1/33 of 1%

          (vii)   Fee due (line (i) or line (v) multiplied by line (vi)):
                  154,070.74

Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                             [X]

          Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 24, 1997



                                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title):*                    MainStay Institutional Funds Inc.

                                              /s/Anthony W. Polis

                                              Anthony W. Polis
                                              Treasurer

Date:  February 19, 1997


* Please print the name and title of the signing officer below the signature.

                             DECHERT PRICE & RHOADS
                               1500 K Street, N.W.
                                    Suite 500
                             Washington, D.C. 20005




                                February 25, 1997



MainStay Institutional Funds Inc.
51 Madison Avenue
New York, NY  10010

Ladies and Gentlemen:

     As counsel for the MainStay Institutional Funds Inc. (the "Company") during the fiscal year ended December 31, 1996, we are familiar with the Company's registration under the Investment Company Act of 1940 and with the registration statement relating to its shares of common stock (the "Shares") under the Securities Act of 1933 (File No. 33-36962) (the "Registration Statement"). We have also examined such other corporate records, agreements, documents and instruments as we deemed appropriate.

     Based upon the foregoing, it is our opinion with respect to the Shares, the registration of which is being made definite by the Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "Notice") being filed by the Company for its fiscal year ended December 31, 1996, assuming such Shares were sold at the public offering price and delivered by the Company against receipt of the net asset value of the Shares in compliance with the terms of the Registration Statement and the requirements of applicable law, that such Shares were, when sold, duly and validly authorized, legally and validly issued and fully paid and non-assessable.

     We consent to the filing of this opinion in connection with the Notice on Form 24F-2 to be filed by the Company with the Securities and Exchange Commission for the Company's fiscal year ended December 31, 1996.

                                                    Very truly yours,

                                                    /s/Dechert Price & Rhoads